Financial Statement Details - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Currency translation gain	$ 9.5	$ 9.5
Net unrealized gain on available-for-sale securities	6.5	0.0
Accumulated other comprehensive income, net of taxes	16.0	9.5
Unrealized loss on available-for-sale securities	$ 2.4	$ 2.4